Aggregate Fair Value of Investments with Continuous Unrealized Loss Position (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	$ 5,758		$ 10,942
Less than 12 months Unrealized losses	63		183
12 months or more Fair value	2,798		4,043
12 months or more Unrealized losses	300		818
Total Fair value	8,556		14,985
Total Unrealized losses	363		1,001		1,207
Available-for-sale
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	5,073		10,766
Less than 12 months Unrealized losses	62		178
12 months or more Fair value	2,296		3,321
12 months or more Unrealized losses	239		696
Total Fair value	7,369		14,087
Total Unrealized losses	301		874		1,098
Available-for-sale | U.S. Treasury
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	956		118
Less than 12 months Unrealized losses	3		2
Total Fair value	956		118
Total Unrealized losses	3		2		138
Available-for-sale | State And Political Subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,139		483
Less than 12 months Unrealized losses	7		2
12 months or more Fair value	173		157
12 months or more Unrealized losses	22		45
Total Fair value	1,312		640
Total Unrealized losses	29		47		55
Available-for-sale | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	1,336		3,844
Less than 12 months Unrealized losses	8		10
12 months or more Fair value	96		140
12 months or more Unrealized losses			1
Total Fair value	1,432		3,984
Total Unrealized losses	8		11		43
Available-for-sale | Alt-A RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	31		132
Less than 12 months Unrealized losses	13		16
12 months or more Fair value	39		69
12 months or more Unrealized losses	3		26
Total Fair value	70		201
Total Unrealized losses	16		42		39
Available-for-sale | Prime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	110		324
Less than 12 months Unrealized losses	2		25
12 months or more Fair value	253		447
12 months or more Unrealized losses	7		77
Total Fair value	363		771
Total Unrealized losses	9		102		86
Available-for-sale | Subprime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	13
Less than 12 months Unrealized losses	3
12 months or more Fair value	397		400
12 months or more Unrealized losses	59		190
Total Fair value	410		400
Total Unrealized losses	62		190		188
Available-for-sale | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	64		5
Less than 12 months Unrealized losses	19		4
12 months or more Fair value	670		895
12 months or more Unrealized losses	90		226
Total Fair value	734		900
Total Unrealized losses	109		230		335
Available-for-sale | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	131		340
Less than 12 months Unrealized losses	1		2
12 months or more Fair value	310		495
12 months or more Unrealized losses	44		75
Total Fair value	441		835
Total Unrealized losses	45		77		100
Available-for-sale | Asset-Backed CLOs
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	314		1,143
Less than 12 months Unrealized losses	1		26
12 months or more Fair value	321		211
12 months or more Unrealized losses	9		11
Total Fair value	635		1,354
Total Unrealized losses	10		37		14
Available-for-sale | Other Asset-Backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	779		60
Less than 12 months Unrealized losses	2		1
12 months or more Fair value	7		18
12 months or more Unrealized losses	1		2
Total Fair value	786		78
Total Unrealized losses	3		3		2
Available-for-sale | Corporate Bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	178		254
Less than 12 months Unrealized losses	3		5
Total Fair value	178		254
Total Unrealized losses	3		5		22
Available-for-sale | Grantor Trust Alt-A RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	22	[1]	595	[1]
Less than 12 months Unrealized losses			53	[1]
12 months or more Fair value	30	[1]	29	[1]
12 months or more Unrealized losses	4	[1]	15	[1]
Total Fair value	52	[1]	624	[1]
Total Unrealized losses	4	[1]	68	[1]	15	[1]
Available-for-sale | Foreign Covered Bonds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			368
Less than 12 months Unrealized losses			1
12 months or more Fair value			406
12 months or more Unrealized losses			2
Total Fair value			774
Total Unrealized losses			3		16
Available-for-sale | Other Debt Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			2,613
Less than 12 months Unrealized losses			7
12 months or more Fair value			54
12 months or more Unrealized losses			26
Total Fair value			2,667
Total Unrealized losses			33		35
Available-for-sale | Grantor Trust Prime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			437	[1]
Less than 12 months Unrealized losses			21	[1]
Total Fair value			437	[1]
Total Unrealized losses			21	[1]	6	[1]
Available-for-sale | Grantor Trust Sub Prime RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value			50	[1]
Less than 12 months Unrealized losses			3	[1]
Total Fair value			50	[1]
Total Unrealized losses			3	[1]
Held-to-maturity
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	685		176
Less than 12 months Unrealized losses	1		5
12 months or more Fair value	502		722
12 months or more Unrealized losses	61		122
Total Fair value	1,187		898
Total Unrealized losses	62		127		109
Held-to-maturity | Agency RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	234
Less than 12 months Unrealized losses	1
Total Fair value	234
Total Unrealized losses	1
Held-to-maturity | Alt-A RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	38		69
Less than 12 months Unrealized losses			3
12 months or more Fair value	24		42
12 months or more Unrealized losses	6		16
Total Fair value	62		111
Total Unrealized losses	6		19		19
Held-to-maturity | Prime RMBS
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value	56		56
12 months or more Unrealized losses	1		10
Total Fair value	56		56
Total Unrealized losses	1		10		5
Held-to-maturity | Subprime RMBS
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value	24		25
12 months or more Unrealized losses	1		3
Total Fair value	24		25
Total Unrealized losses	1		3		3
Held-to-maturity | Other RMBS
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair value	413		107
Less than 12 months Unrealized losses			2
12 months or more Fair value	373		573
12 months or more Unrealized losses	52		91
Total Fair value	786		680
Total Unrealized losses	52		93		81
Held-to-maturity | Commercial MBS
Investments, Unrealized Loss Position [Line Items]
12 months or more Fair value	25		26
12 months or more Unrealized losses	1		2
Total Fair value	25		26
Total Unrealized losses	$ 1		$ 2		$ 1

[1]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.